Fair value measurements - Level 3 Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Beginning balance	$ 295,985	$ 276,025	$ 257,265	$ 246,846	$ 246,846	$ 357,570
Purchases	33,783	34,600	89,876	102,078	159,577	194,673
Sales and Repayments	(61,381)	(50,468)	(101,869)	(116,696)	(185,816)	(165,166)
Net Realized Gain (Loss)	73	582	(435)	1,106	194	(1,903)
Included in Income	403	(807)	6,454	(2,128)	(6,762)	1,193
Included in OCI	687	(323)	408	(1,028)	(1,565)	(545)
Transfers in	31,174	2,359	49,025	31,790	44,790	27,910
Transfers out						(2,498)
Change in Consolidation						(164,387)
Ending balance	300,724	261,968	300,724	261,968	257,265	246,846
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	44	(1,454)	1,249	(3,835)	(8,883)	(1,588)
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held	687	(323)	408	(1,028)	(1,565)	(545)
Financial liabilities
Beginning balance			1,471	1,175	1,175
Ending balance	132		132		1,471	1,175
Previously Reported
Financial assets
Beginning balance				246,847	246,847
Ending balance						246,847
Variable Interest Entity, Primary Beneficiary
Financial assets
Beginning balance			125,898	124,637	124,637
Ending balance	130,061		130,061		125,898	124,637
Consolidated Balance Including Variable Interest Entity
Financial assets
Beginning balance	290,136	275,163	256,766	245,176	245,176	195,303
Purchases	32,754	34,600	83,847	102,078		172,574
Sales and Repayments	(60,059)	(50,468)	(100,528)	(116,696)		(141,755)
Net Realized Gain (Loss)	73	582	(435)	1,106		1,047
Included in Income	(68)	(570)	5,614	(1,083)		2,216
Included in OCI	687	(323)	408	(1,028)		(545)
Transfers in	31,174	2,359	49,025	31,790		17,328
Transfers out						(991)
Ending balance	294,697	261,343	294,697	261,343	256,766	245,176
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	(426)	(1,217)	381	(2,790)		(1,524)
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held	687	(323)	408	(1,028)		(545)
Consolidated Balance Including Variable Interest Entity | Previously Reported
Financial assets
Beginning balance				245,177	245,177
Ending balance						245,177
Asset Management
Financial assets
Beginning balance	5,849	862	499	1,670	1,670	3,930
Purchases	1,029		6,029			754
Sales and Repayments	(1,322)		(1,341)
Net Realized Gain (Loss)						(2,950)
Included in Income	471	(237)	840	(1,045)	(1,171)	(64)
Ending balance	6,027	625	6,027	625	499	1,670
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	470	(237)	868	(1,045)	(1,171)	(64)
Financial liabilities
Beginning balance	132	1,436	1,471	1,175	1,175	4,211
Net Realized Gain (Loss)						(2,950)
Included in Income		(281)	(1,339)	(20)		(86)
Ending balance	132	1,155	132	1,155	1,471	1,175
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held		281	1,339	20		86
Asset Management | Debt obligations
Financial liabilities
Beginning balance	132	1,436	1,471	1,175	1,175	1,261
Net Realized Gain (Loss)					296
Included in Income		(281)	(1,339)	(20)		(86)
Ending balance	132	1,155	132	1,155	1,471	1,175
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held		281	1,339	20	(296)	86
Asset Management | Contingent value right
Financial liabilities
Beginning balance						2,950
Net Realized Gain (Loss)						(2,950)
Asset Management | Variable Interest Entity, Primary Beneficiary
Financial assets
Beginning balance						158,337
Purchases						21,345
Sales and Repayments						(23,411)
Included in Income						(959)
Transfers in						10,582
Transfers out						(1,507)
Change in Consolidation						(164,387)
Asset Management | Variable Interest Entity, Primary Beneficiary | Debt obligations
Financial liabilities
Beginning balance						267,857
Included in Income						391
Change in Consolidation						(268,248)
Asset Management | Consolidated Balance Including Variable Interest Entity
Financial assets
Beginning balance				1,670	1,670	162,267
Purchases						22,099
Sales and Repayments						(23,411)
Net Realized Gain (Loss)						(2,950)
Included in Income						(1,023)
Transfers in						10,582
Transfers out						(1,507)
Change in Consolidation						(164,387)
Ending balance						1,670
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held						(64)
Financial liabilities
Beginning balance			1,471	1,175	1,175	272,068
Net Realized Gain (Loss)					296	(2,950)
Included in Income						305
Change in Consolidation						(268,248)
Ending balance					1,471	1,175
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held					(296)	86
Asset Management | Corporate
Financial assets
Beginning balance						2,950
Net Realized Gain (Loss)						(2,950)
Asset Management | Equity securities
Financial assets
Beginning balance	5,849	862	499	1,670	1,670	980
Purchases	945		5,945			754
Sales and Repayments	(1,322)		(1,341)
Included in Income	469	(237)	838	(1,045)	(1,171)	(64)
Ending balance	5,941	625	5,941	625	499	1,670
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	468	(237)	866	(1,045)	(1,171)	(64)
Asset Management | Other invested assets
Financial assets
Purchases	73		73
Ending balance	73		73
Asset Management | Derivative
Financial assets
Purchases	11		11
Included in Income	2		2
Ending balance	13		13
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	2		2
Insurance Solutions
Financial assets
Beginning balance	161,084	139,830	130,868	120,539	120,539	94,860
Purchases	633	12,516	17,775	21,414	41,474	60,245
Sales and Repayments	(29,918)	(26,065)	(39,453)	(43,927)	(69,950)	(51,469)
Net Realized Gain (Loss)	0	162	(745)	161	87	(67)
Included in Income	976	17	6,758	(453)	(4,508)	1,179
Included in OCI	687	(323)	408	(1,028)	(1,565)	(545)
Transfers in	31,174	2,359	49,025	31,790	44,790	17,328
Transfers out						(991)
Ending balance	164,636	128,496	164,636	128,496	130,868	120,539
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	979	(241)	2,575	(784)	(4,542)	779
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held	687	(323)	408	(1,028)	(1,565)	(545)
Insurance Solutions | Previously Reported
Financial assets
Beginning balance				120,540	120,540
Ending balance						120,540
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Financial assets
Beginning balance				124,637	124,637	100,443
Purchases						112,329
Sales and Repayments						(90,286)
Net Realized Gain (Loss)						1,114
Included in Income						1,037
Ending balance						124,637
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held						(2,303)
Insurance Solutions | Consolidated Balance Including Variable Interest Entity
Financial assets
Beginning balance			256,766	245,177	245,177
Purchases					159,577
Sales and Repayments					(185,816)
Net Realized Gain (Loss)					194
Included in Income					(5,591)
Included in OCI					(1,565)
Transfers in					44,790
Ending balance	294,697		294,697		256,766	245,177
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held					(7,712)
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held					(1,565)
Insurance Solutions | Corporate
Financial assets
Beginning balance	5,067			0	0	1,891
Sales and Repayments						(1,901)
Net Realized Gain (Loss)						10
Included in OCI	41		108
Transfers in			5,000
Ending balance	5,108		5,108			0
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held	41		108
Insurance Solutions | Equity securities
Financial assets
Beginning balance	3,000	2,836	2,918	3,107	3,107
Purchases						3,176
Sales and Repayments				(250)	(250)
Included in Income	(19)	26	64	5	61	(69)
Transfers in	366	0	365
Ending balance	3,347	2,862	3,347	2,862	2,918	3,107
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	(19)	26	64	5	61	(69)
Insurance Solutions | Equity securities | Variable Interest Entity, Primary Beneficiary
Financial assets
Beginning balance	247	156	141	0	0
Purchases	824	0	824	131	131
Sales and Repayments	(104)	0	(104)	0
Included in Income	(72)	1	34	26	10
Ending balance	895	157	895	157	141	0
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	(72)	1	34	26	10
Insurance Solutions | Asset and mortgage- backed securities
Financial assets
Beginning balance	15,113	6,264	8,641	2,240	2,240	2,530
Sales and Repayments	(232)	(328)	(761)	(710)	(1,008)	(132)
Included in Income	(7)	(2)	(8)	(3)	(3)	1
Included in OCI	335	121	485	93	(23)	(398)
Transfers in	3,623	0	10,475	4,435	7,435	1,230
Transfers out						(991)
Ending balance	18,832	6,055	18,832	6,055	8,641	2,240
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held	335	121	485	93	(23)	(398)
Insurance Solutions | Corporate loans
Financial assets
Beginning balance	134,741	120,805	114,734	104,588	104,588	83,894
Purchases	633	12,516	17,775	21,414	41,474	51,956
Sales and Repayments	(29,686)	(25,406)	(34,260)	(42,636)	(68,113)	(48,166)
Net Realized Gain (Loss)					85	(91)
Included in Income	142	(270)	1,581	(716)	(655)	897
Transfers in	27,095	2,359	33,095	27,355	37,355	16,098
Ending balance	132,925	110,159	132,925	110,159	114,734	104,588
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	139	(277)	1,568	(743)	(348)	805
Insurance Solutions | Corporate loans | Variable Interest Entity, Primary Beneficiary
Financial assets
Beginning balance	128,805	135,177	125,757	124,637	124,637
Purchases	31,297	22,084	65,248	80,533	117,972
Sales and Repayments	(30,037)	(24,403)	(60,971)	(72,769)	(115,866)
Net Realized Gain (Loss)	73	420	310	945	107
Included in Income	(972)	(588)	(1,178)	(656)	(1,093)
Ending balance	129,166	132,690	129,166	132,690	125,757	124,637
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	(1,333)	(977)	(2,228)	(2,032)	(3,180)
Insurance Solutions | Other invested assets
Financial assets
Beginning balance	3,163	9,925	4,575	10,604	10,604	6,545
Purchases						5,113
Sales and Repayments		(331)	(4,432)	(331)	(579)	(1,270)
Net Realized Gain (Loss)		7	(745)	7	2	14
Included in Income	860	263	5,121	261	(3,911)	350
Included in OCI	311	(444)	(185)	(1,121)	(1,542)	(147)
Transfers in	90	0	90
Ending balance	4,424	9,420	4,424	9,420	4,575	10,604
Change in Unrealized Gains (Losses) included in Income on Level 3 Assets and Liabilities Still Held	859	10	943	(46)	(4,255)	43
Change in Unrealized Gains (Losses) included in OCI on Level 3 Assets and Liabilities Still Held	$ 311	$ (444)	$ (185)	(1,121)	(1,542)	(147)
Insurance Solutions | Other invested assets | Previously Reported
Financial assets
Beginning balance				$ 10,605	$ 10,605
Ending balance						$ 10,605